Plant and equipment, net (Details) - Schedule of plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Total cost	$ 421,364	$ 555,051
Less: Accumulated depreciation	(368,341)	(434,771)
Plant and equipment, net	53,023	120,280
Office Equipment and Furniture [Member]
Cost:
Total cost	363,991	492,985
Automobiles [Member]
Cost:
Total cost	$ 57,373	$ 62,066